Asset under construction - Commercial Plant	3 Months Ended
Sep. 30, 2022
Asset under construction - Commercial Plant.
Asset under construction - Commercial Plant
7.	Asset under construction – Commercial Plant

The Company is developing a commercial plant for the extraction of battery-grade lithium from tail brine from a stand-alone facility located adjacent to the LANXESS facility in southern Arkansas. The commercial plant is under development and not available for use and therefore not subject to depreciation as at September 30, 2022.